Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 23, 2011
Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000787441
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 23, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 23, 2011
Prospectus Date	rr_ProspectusDate	Feb 28, 2011

MainStay Government Fund (Prospectus Summary): | MainStay Government Fund
MainStay Government Fund

THE MAINSTAY GROUP OF FUNDS

MainStay 130/30 Core Fund	MainStay 130/30 International Fund	MainStay Balanced Fund
MainStay Common Stock Fund	MainStay Government Fund	MainStay MAP Fund
MainStay ICAP Global Fund	MainStay Intermediate Term Bond Fund	MainStay International Equity Fund
MainStay Short Term Bond Fund		MainStay Tax Free Bond Fund

Supplement dated December 23, 2011 (���Supplement���) to the Summary Prospectuses

and Prospectuses, each dated February 28, 2011, as supplemented

At a meeting held on December 14, 2011, each Fund���s Board of Trustees , including the Independent Trustees, approved the following changes to each Fund���s investment objective, effective February 28, 2012:

Fund Name	Current Investment Objective	New Investment Objective
MainStay 130/30 Core Fund	The Fund seeks long-term growth of capital, with income as a secondary consideration.	The Fund seeks long-term growth of capital.
MainStay 130/30 International Fund	The Fund seeks to provide long-term growth of capital, with income as a secondary objective.	The Fund seeks to provide long-term growth of capital.
MainStay Balanced Fund	The Fund seeks high total return.	The Fund seeks total return.
MainStay Common Stock Fund	The Fund seeks long-term growth of capital, with income as a secondary consideration.	The Fund seeks long-term growth of capital.
MainStay Government Fund	The Fund seeks a high level of current income, consistent with safety of principal.	The Fund seeks current income.
MainStay MAP Fund	The Fund seeks long-term appreciation of capital. The Fund also seeks to earn income but this is a secondary objective.	The Fund seeks long-term appreciation of capital.
MainStay ICAP Global Fund	The Fund seeks a superior total return.	The Fund seeks total return.
MainStay Intermediate Term Bond Fund	The Fund seeks to maximize total return, consistent with liquidity, moderate risk to principal and investment in debt securities.	The Fund seeks total return.
MainStay International Equity Fund

The Fund to provide long-term growth of capital, commensurate with an acceptable level of risk by investing in a portfolio consisting primarily of non U.S. equity securities.  Current income is a secondary objective.

The Fund seeks to provide long-term growth of capital.
MainStay Short Term Bond Fund	The Fund seeks to maximize total return, consistent with liquidity, preservation of capital and investment in short-term debt securities.	The Fund seeks total return.
MainStay Tax Free Bond Fund	The Fund seeks to provide a high level of current income free from regular federal income tax, consistent with the preservation of capital.	The Fund seeks current income exempt from regular federal income tax.

��

The revisions to each Fund���s investment objectives will not affect the respective Fund���s principal investment strategies or principal risks.  Shareholder approval of these changes is not required.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2011
MainStay Government Fund (Prospectus Summary): | MainStay Government Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Government Fund
Supplement Text	ck0000787441_SupplementTextBlock

THE MAINSTAY GROUP OF FUNDS

MainStay 130/30 Core Fund	MainStay 130/30 International Fund	MainStay Balanced Fund
MainStay Common Stock Fund	MainStay Government Fund	MainStay MAP Fund
MainStay ICAP Global Fund	MainStay Intermediate Term Bond Fund	MainStay International Equity Fund
MainStay Short Term Bond Fund		MainStay Tax Free Bond Fund

Supplement dated December 23, 2011 (���Supplement���) to the Summary Prospectuses

and Prospectuses, each dated February 28, 2011, as supplemented

At a meeting held on December 14, 2011, each Fund���s Board of Trustees , including the Independent Trustees, approved the following changes to each Fund���s investment objective, effective February 28, 2012:

Fund Name	Current Investment Objective	New Investment Objective
MainStay 130/30 Core Fund	The Fund seeks long-term growth of capital, with income as a secondary consideration.	The Fund seeks long-term growth of capital.
MainStay 130/30 International Fund	The Fund seeks to provide long-term growth of capital, with income as a secondary objective.	The Fund seeks to provide long-term growth of capital.
MainStay Balanced Fund	The Fund seeks high total return.	The Fund seeks total return.
MainStay Common Stock Fund	The Fund seeks long-term growth of capital, with income as a secondary consideration.	The Fund seeks long-term growth of capital.
MainStay Government Fund	The Fund seeks a high level of current income, consistent with safety of principal.	The Fund seeks current income.
MainStay MAP Fund	The Fund seeks long-term appreciation of capital. The Fund also seeks to earn income but this is a secondary objective.	The Fund seeks long-term appreciation of capital.
MainStay ICAP Global Fund	The Fund seeks a superior total return.	The Fund seeks total return.
MainStay Intermediate Term Bond Fund	The Fund seeks to maximize total return, consistent with liquidity, moderate risk to principal and investment in debt securities.	The Fund seeks total return.
MainStay International Equity Fund

The Fund to provide long-term growth of capital, commensurate with an acceptable level of risk by investing in a portfolio consisting primarily of non U.S. equity securities.  Current income is a secondary objective.

The Fund seeks to provide long-term growth of capital.
MainStay Short Term Bond Fund	The Fund seeks to maximize total return, consistent with liquidity, preservation of capital and investment in short-term debt securities.	The Fund seeks total return.
MainStay Tax Free Bond Fund	The Fund seeks to provide a high level of current income free from regular federal income tax, consistent with the preservation of capital.	The Fund seeks current income exempt from regular federal income tax.

��

The revisions to each Fund���s investment objectives will not affect the respective Fund���s principal investment strategies or principal risks.  Shareholder approval of these changes is not required.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

MainStay Government Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGVAX
MainStay Government Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCSGX
MainStay Government Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGVCX
MainStay Government Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGOIX
MainStay Government Fund | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGVNX

MainStay Tax Free Bond Fund (Prospectus Summary): | MainStay Tax Free Bond Fund
MainStay Tax Free Bond Fund

THE MAINSTAY GROUP OF FUNDS

MainStay 130/30 Core Fund	MainStay 130/30 International Fund	MainStay Balanced Fund
MainStay Common Stock Fund	MainStay Government Fund	MainStay MAP Fund
MainStay ICAP Global Fund	MainStay Intermediate Term Bond Fund	MainStay International Equity Fund
MainStay Short Term Bond Fund		MainStay Tax Free Bond Fund

Supplement dated December 23, 2011 (���Supplement���) to the Summary Prospectuses

and Prospectuses, each dated February 28, 2011, as supplemented

At a meeting held on December 14, 2011, each Fund���s Board of Trustees , including the Independent Trustees, approved the following changes to each Fund���s investment objective, effective February 28, 2012:

Fund Name	Current Investment Objective	New Investment Objective
MainStay 130/30 Core Fund	The Fund seeks long-term growth of capital, with income as a secondary consideration.	The Fund seeks long-term growth of capital.
MainStay 130/30 International Fund	The Fund seeks to provide long-term growth of capital, with income as a secondary objective.	The Fund seeks to provide long-term growth of capital.
MainStay Balanced Fund	The Fund seeks high total return.	The Fund seeks total return.
MainStay Common Stock Fund	The Fund seeks long-term growth of capital, with income as a secondary consideration.	The Fund seeks long-term growth of capital.
MainStay Government Fund	The Fund seeks a high level of current income, consistent with safety of principal.	The Fund seeks current income.
MainStay MAP Fund	The Fund seeks long-term appreciation of capital. The Fund also seeks to earn income but this is a secondary objective.	The Fund seeks long-term appreciation of capital.
MainStay ICAP Global Fund	The Fund seeks a superior total return.	The Fund seeks total return.
MainStay Intermediate Term Bond Fund	The Fund seeks to maximize total return, consistent with liquidity, moderate risk to principal and investment in debt securities.	The Fund seeks total return.
MainStay International Equity Fund

The Fund to provide long-term growth of capital, commensurate with an acceptable level of risk by investing in a portfolio consisting primarily of non U.S. equity securities.  Current income is a secondary objective.

The Fund seeks to provide long-term growth of capital.
MainStay Short Term Bond Fund	The Fund seeks to maximize total return, consistent with liquidity, preservation of capital and investment in short-term debt securities.	The Fund seeks total return.
MainStay Tax Free Bond Fund	The Fund seeks to provide a high level of current income free from regular federal income tax, consistent with the preservation of capital.	The Fund seeks current income exempt from regular federal income tax.

��The revisions to each Fund���s investment objectives will not affect the respective Fund���s principal investment strategies or principal risks.  Shareholder approval of these changes is not required.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2011
MainStay Tax Free Bond Fund (Prospectus Summary): | MainStay Tax Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Tax Free Bond Fund
Supplement Text	ck0000787441_SupplementTextBlock

THE MAINSTAY GROUP OF FUNDS

MainStay 130/30 Core Fund	MainStay 130/30 International Fund	MainStay Balanced Fund
MainStay Common Stock Fund	MainStay Government Fund	MainStay MAP Fund
MainStay ICAP Global Fund	MainStay Intermediate Term Bond Fund	MainStay International Equity Fund
MainStay Short Term Bond Fund		MainStay Tax Free Bond Fund

Supplement dated December 23, 2011 (���Supplement���) to the Summary Prospectuses

and Prospectuses, each dated February 28, 2011, as supplemented

At a meeting held on December 14, 2011, each Fund���s Board of Trustees , including the Independent Trustees, approved the following changes to each Fund���s investment objective, effective February 28, 2012:

Fund Name	Current Investment Objective	New Investment Objective
MainStay 130/30 Core Fund	The Fund seeks long-term growth of capital, with income as a secondary consideration.	The Fund seeks long-term growth of capital.
MainStay 130/30 International Fund	The Fund seeks to provide long-term growth of capital, with income as a secondary objective.	The Fund seeks to provide long-term growth of capital.
MainStay Balanced Fund	The Fund seeks high total return.	The Fund seeks total return.
MainStay Common Stock Fund	The Fund seeks long-term growth of capital, with income as a secondary consideration.	The Fund seeks long-term growth of capital.
MainStay Government Fund	The Fund seeks a high level of current income, consistent with safety of principal.	The Fund seeks current income.
MainStay MAP Fund	The Fund seeks long-term appreciation of capital. The Fund also seeks to earn income but this is a secondary objective.	The Fund seeks long-term appreciation of capital.
MainStay ICAP Global Fund	The Fund seeks a superior total return.	The Fund seeks total return.
MainStay Intermediate Term Bond Fund	The Fund seeks to maximize total return, consistent with liquidity, moderate risk to principal and investment in debt securities.	The Fund seeks total return.
MainStay International Equity Fund

The Fund to provide long-term growth of capital, commensurate with an acceptable level of risk by investing in a portfolio consisting primarily of non U.S. equity securities.  Current income is a secondary objective.

The Fund seeks to provide long-term growth of capital.
MainStay Short Term Bond Fund	The Fund seeks to maximize total return, consistent with liquidity, preservation of capital and investment in short-term debt securities.	The Fund seeks total return.
MainStay Tax Free Bond Fund	The Fund seeks to provide a high level of current income free from regular federal income tax, consistent with the preservation of capital.	The Fund seeks current income exempt from regular federal income tax.

��The revisions to each Fund���s investment objectives will not affect the respective Fund���s principal investment strategies or principal risks.  Shareholder approval of these changes is not required.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

MainStay Tax Free Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTBAX
MainStay Tax Free Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MKTBX
MainStay Tax Free Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTFCX
MainStay Tax Free Bond Fund | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MKINX

MainStay International Equity Fund (Prospectus Summary): | MainStay International Equity Fund
MainStay International Equity Fund

THE MAINSTAY GROUP OF FUNDS

MainStay 130/30 Core Fund	MainStay 130/30 International Fund	MainStay Balanced Fund
MainStay Common Stock Fund	MainStay Government Fund	MainStay MAP Fund
MainStay ICAP Global Fund	MainStay Intermediate Term Bond Fund	MainStay International Equity Fund
MainStay Short Term Bond Fund		MainStay Tax Free Bond Fund

Supplement dated December 23, 2011 (���Supplement���) to the Summary Prospectuses

and Prospectuses, each dated February 28, 2011, as supplemented

At a meeting held on December 14, 2011, each Fund���s Board of Trustees , including the Independent Trustees, approved the following changes to each Fund���s investment objective, effective February 28, 2012:

Fund Name	Current Investment Objective	New Investment Objective
MainStay 130/30 Core Fund	The Fund seeks long-term growth of capital, with income as a secondary consideration.	The Fund seeks long-term growth of capital.
MainStay 130/30 International Fund	The Fund seeks to provide long-term growth of capital, with income as a secondary objective.	The Fund seeks to provide long-term growth of capital.
MainStay Balanced Fund	The Fund seeks high total return.	The Fund seeks total return.
MainStay Common Stock Fund	The Fund seeks long-term growth of capital, with income as a secondary consideration.	The Fund seeks long-term growth of capital.
MainStay Government Fund	The Fund seeks a high level of current income, consistent with safety of principal.	The Fund seeks current income.
MainStay MAP Fund	The Fund seeks long-term appreciation of capital. The Fund also seeks to earn income but this is a secondary objective.	The Fund seeks long-term appreciation of capital.
MainStay ICAP Global Fund	The Fund seeks a superior total return.	The Fund seeks total return.
MainStay Intermediate Term Bond Fund	The Fund seeks to maximize total return, consistent with liquidity, moderate risk to principal and investment in debt securities.	The Fund seeks total return.
MainStay International Equity Fund

The Fund to provide long-term growth of capital, commensurate with an acceptable level of risk by investing in a portfolio consisting primarily of non U.S. equity securities.  Current income is a secondary objective.

The Fund seeks to provide long-term growth of capital.
MainStay Short Term Bond Fund	The Fund seeks to maximize total return, consistent with liquidity, preservation of capital and investment in short-term debt securities.	The Fund seeks total return.
MainStay Tax Free Bond Fund	The Fund seeks to provide a high level of current income free from regular federal income tax, consistent with the preservation of capital.	The Fund seeks current income exempt from regular federal income tax.

��

The revisions to each Fund���s investment objectives will not affect the respective Fund���s principal investment strategies or principal risks.  Shareholder approval of these changes is not required.

��

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2011
MainStay International Equity Fund (Prospectus Summary): | MainStay International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay International Equity Fund
Supplement Text	ck0000787441_SupplementTextBlock

THE MAINSTAY GROUP OF FUNDS

MainStay 130/30 Core Fund	MainStay 130/30 International Fund	MainStay Balanced Fund
MainStay Common Stock Fund	MainStay Government Fund	MainStay MAP Fund
MainStay ICAP Global Fund	MainStay Intermediate Term Bond Fund	MainStay International Equity Fund
MainStay Short Term Bond Fund		MainStay Tax Free Bond Fund

Supplement dated December 23, 2011 (���Supplement���) to the Summary Prospectuses

and Prospectuses, each dated February 28, 2011, as supplemented

At a meeting held on December 14, 2011, each Fund���s Board of Trustees , including the Independent Trustees, approved the following changes to each Fund���s investment objective, effective February 28, 2012:

Fund Name	Current Investment Objective	New Investment Objective
MainStay 130/30 Core Fund	The Fund seeks long-term growth of capital, with income as a secondary consideration.	The Fund seeks long-term growth of capital.
MainStay 130/30 International Fund	The Fund seeks to provide long-term growth of capital, with income as a secondary objective.	The Fund seeks to provide long-term growth of capital.
MainStay Balanced Fund	The Fund seeks high total return.	The Fund seeks total return.
MainStay Common Stock Fund	The Fund seeks long-term growth of capital, with income as a secondary consideration.	The Fund seeks long-term growth of capital.
MainStay Government Fund	The Fund seeks a high level of current income, consistent with safety of principal.	The Fund seeks current income.
MainStay MAP Fund	The Fund seeks long-term appreciation of capital. The Fund also seeks to earn income but this is a secondary objective.	The Fund seeks long-term appreciation of capital.
MainStay ICAP Global Fund	The Fund seeks a superior total return.	The Fund seeks total return.
MainStay Intermediate Term Bond Fund	The Fund seeks to maximize total return, consistent with liquidity, moderate risk to principal and investment in debt securities.	The Fund seeks total return.
MainStay International Equity Fund

The Fund to provide long-term growth of capital, commensurate with an acceptable level of risk by investing in a portfolio consisting primarily of non U.S. equity securities.  Current income is a secondary objective.

The Fund seeks to provide long-term growth of capital.
MainStay Short Term Bond Fund	The Fund seeks to maximize total return, consistent with liquidity, preservation of capital and investment in short-term debt securities.	The Fund seeks total return.
MainStay Tax Free Bond Fund	The Fund seeks to provide a high level of current income free from regular federal income tax, consistent with the preservation of capital.	The Fund seeks current income exempt from regular federal income tax.

��

The revisions to each Fund���s investment objectives will not affect the respective Fund���s principal investment strategies or principal risks.  Shareholder approval of these changes is not required.

��

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

MainStay International Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSEAX
MainStay International Equity Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MINEX
MainStay International Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIECX
MainStay International Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSIIX
MainStay International Equity Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIERX
MainStay International Equity Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIRRX
MainStay International Equity Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIFRX
MainStay International Equity Fund | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MINNX

MainStay Common Stock Fund (Prospectus Summary): | MainStay Common Stock Fund
MainStay Common Stock Fund

THE MAINSTAY GROUP OF FUNDS

MainStay 130/30 Core Fund	MainStay 130/30 International Fund	MainStay Balanced Fund
MainStay Common Stock Fund	MainStay Government Fund	MainStay MAP Fund
MainStay ICAP Global Fund	MainStay Intermediate Term Bond Fund	MainStay International Equity Fund
MainStay Short Term Bond Fund		MainStay Tax Free Bond Fund

Supplement dated December 23, 2011 (���Supplement���) to the Summary Prospectuses

and Prospectuses, each dated February 28, 2011, as supplemented

At a meeting held on December 14, 2011, each Fund���s Board of Trustees , including the Independent Trustees, approved the following changes to each Fund���s investment objective, effective February 28, 2012:

Fund Name	Current Investment Objective	New Investment Objective
MainStay 130/30 Core Fund	The Fund seeks long-term growth of capital, with income as a secondary consideration.	The Fund seeks long-term growth of capital.
MainStay 130/30 International Fund	The Fund seeks to provide long-term growth of capital, with income as a secondary objective.	The Fund seeks to provide long-term growth of capital.
MainStay Balanced Fund	The Fund seeks high total return.	The Fund seeks total return.
MainStay Common Stock Fund	The Fund seeks long-term growth of capital, with income as a secondary consideration.	The Fund seeks long-term growth of capital.
MainStay Government Fund	The Fund seeks a high level of current income, consistent with safety of principal.	The Fund seeks current income.
MainStay MAP Fund	The Fund seeks long-term appreciation of capital. The Fund also seeks to earn income but this is a secondary objective.	The Fund seeks long-term appreciation of capital.
MainStay ICAP Global Fund	The Fund seeks a superior total return.	The Fund seeks total return.
MainStay Intermediate Term Bond Fund	The Fund seeks to maximize total return, consistent with liquidity, moderate risk to principal and investment in debt securities.	The Fund seeks total return.
MainStay International Equity Fund

The Fund to provide long-term growth of capital, commensurate with an acceptable level of risk by investing in a portfolio consisting primarily of non U.S. equity securities.  Current income is a secondary objective.

The Fund seeks to provide long-term growth of capital.
MainStay Short Term Bond Fund	The Fund seeks to maximize total return, consistent with liquidity, preservation of capital and investment in short-term debt securities.	The Fund seeks total return.
MainStay Tax Free Bond Fund	The Fund seeks to provide a high level of current income free from regular federal income tax, consistent with the preservation of capital.	The Fund seeks current income exempt from regular federal income tax.

The revisions to each Fund���s investment objectives will not affect the respective Fund���s principal investment strategies or principal risks.  Shareholder approval of these changes is not required.

��

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2011
MainStay Common Stock Fund (Prospectus Summary): | MainStay Common Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Common Stock Fund
Supplement Text	ck0000787441_SupplementTextBlock

THE MAINSTAY GROUP OF FUNDS

MainStay 130/30 Core Fund	MainStay 130/30 International Fund	MainStay Balanced Fund
MainStay Common Stock Fund	MainStay Government Fund	MainStay MAP Fund
MainStay ICAP Global Fund	MainStay Intermediate Term Bond Fund	MainStay International Equity Fund
MainStay Short Term Bond Fund		MainStay Tax Free Bond Fund

Supplement dated December 23, 2011 (���Supplement���) to the Summary Prospectuses

and Prospectuses, each dated February 28, 2011, as supplemented

At a meeting held on December 14, 2011, each Fund���s Board of Trustees , including the Independent Trustees, approved the following changes to each Fund���s investment objective, effective February 28, 2012:

Fund Name	Current Investment Objective	New Investment Objective
MainStay 130/30 Core Fund	The Fund seeks long-term growth of capital, with income as a secondary consideration.	The Fund seeks long-term growth of capital.
MainStay 130/30 International Fund	The Fund seeks to provide long-term growth of capital, with income as a secondary objective.	The Fund seeks to provide long-term growth of capital.
MainStay Balanced Fund	The Fund seeks high total return.	The Fund seeks total return.
MainStay Common Stock Fund	The Fund seeks long-term growth of capital, with income as a secondary consideration.	The Fund seeks long-term growth of capital.
MainStay Government Fund	The Fund seeks a high level of current income, consistent with safety of principal.	The Fund seeks current income.
MainStay MAP Fund	The Fund seeks long-term appreciation of capital. The Fund also seeks to earn income but this is a secondary objective.	The Fund seeks long-term appreciation of capital.
MainStay ICAP Global Fund	The Fund seeks a superior total return.	The Fund seeks total return.
MainStay Intermediate Term Bond Fund	The Fund seeks to maximize total return, consistent with liquidity, moderate risk to principal and investment in debt securities.	The Fund seeks total return.
MainStay International Equity Fund

The Fund to provide long-term growth of capital, commensurate with an acceptable level of risk by investing in a portfolio consisting primarily of non U.S. equity securities.  Current income is a secondary objective.

The Fund seeks to provide long-term growth of capital.
MainStay Short Term Bond Fund	The Fund seeks to maximize total return, consistent with liquidity, preservation of capital and investment in short-term debt securities.	The Fund seeks total return.
MainStay Tax Free Bond Fund	The Fund seeks to provide a high level of current income free from regular federal income tax, consistent with the preservation of capital.	The Fund seeks current income exempt from regular federal income tax.

The revisions to each Fund���s investment objectives will not affect the respective Fund���s principal investment strategies or principal risks.  Shareholder approval of these changes is not required.

��

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

MainStay Common Stock Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSOAX
MainStay Common Stock Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOPBX
MainStay Common Stock Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGOCX
MainStay Common Stock Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSOIX
MainStay Common Stock Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSORX
MainStay Common Stock Fund | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCSSX

MainStay MAP Fund (Prospectus Summary): | MainStay MAP Fund
MainStay MAP Fund

THE MAINSTAY GROUP OF FUNDS

MainStay 130/30 Core Fund	MainStay 130/30 International Fund	MainStay Balanced Fund
MainStay Common Stock Fund	MainStay Government Fund	MainStay MAP Fund
MainStay ICAP Global Fund	MainStay Intermediate Term Bond Fund	MainStay International Equity Fund
MainStay Short Term Bond Fund		MainStay Tax Free Bond Fund

Supplement dated December 23, 2011 (���Supplement���) to the Summary Prospectuses

and Prospectuses, each dated February 28, 2011, as supplemented

At a meeting held on December 14, 2011, each Fund���s Board of Trustees , including the Independent Trustees, approved the following changes to each Fund���s investment objective, effective February 28, 2012:

Fund Name	Current Investment Objective	New Investment Objective
MainStay 130/30 Core Fund	The Fund seeks long-term growth of capital, with income as a secondary consideration.	The Fund seeks long-term growth of capital.
MainStay 130/30 International Fund	The Fund seeks to provide long-term growth of capital, with income as a secondary objective.	The Fund seeks to provide long-term growth of capital.
MainStay Balanced Fund	The Fund seeks high total return.	The Fund seeks total return.
MainStay Common Stock Fund	The Fund seeks long-term growth of capital, with income as a secondary consideration.	The Fund seeks long-term growth of capital.
MainStay Government Fund	The Fund seeks a high level of current income, consistent with safety of principal.	The Fund seeks current income.
MainStay MAP Fund	The Fund seeks long-term appreciation of capital. The Fund also seeks to earn income but this is a secondary objective.	The Fund seeks long-term appreciation of capital.
MainStay ICAP Global Fund	The Fund seeks a superior total return.	The Fund seeks total return.
MainStay Intermediate Term Bond Fund	The Fund seeks to maximize total return, consistent with liquidity, moderate risk to principal and investment in debt securities.	The Fund seeks total return.
MainStay International Equity Fund

The Fund to provide long-term growth of capital, commensurate with an acceptable level of risk by investing in a portfolio consisting primarily of non U.S. equity securities.  Current income is a secondary objective.

The Fund seeks to provide long-term growth of capital.
MainStay Short Term Bond Fund	The Fund seeks to maximize total return, consistent with liquidity, preservation of capital and investment in short-term debt securities.	The Fund seeks total return.
MainStay Tax Free Bond Fund	The Fund seeks to provide a high level of current income free from regular federal income tax, consistent with the preservation of capital.	The Fund seeks current income exempt from regular federal income tax.

The revisions to each Fund���s investment objectives will not affect the respective Fund���s principal investment strategies or principal risks.  Shareholder approval of these changes is not required.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2011
MainStay MAP Fund (Prospectus Summary): | MainStay MAP Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay MAP Fund
Supplement Text	ck0000787441_SupplementTextBlock

THE MAINSTAY GROUP OF FUNDS

MainStay 130/30 Core Fund	MainStay 130/30 International Fund	MainStay Balanced Fund
MainStay Common Stock Fund	MainStay Government Fund	MainStay MAP Fund
MainStay ICAP Global Fund	MainStay Intermediate Term Bond Fund	MainStay International Equity Fund
MainStay Short Term Bond Fund		MainStay Tax Free Bond Fund

Supplement dated December 23, 2011 (���Supplement���) to the Summary Prospectuses

and Prospectuses, each dated February 28, 2011, as supplemented

At a meeting held on December 14, 2011, each Fund���s Board of Trustees , including the Independent Trustees, approved the following changes to each Fund���s investment objective, effective February 28, 2012:

Fund Name	Current Investment Objective	New Investment Objective
MainStay 130/30 Core Fund	The Fund seeks long-term growth of capital, with income as a secondary consideration.	The Fund seeks long-term growth of capital.
MainStay 130/30 International Fund	The Fund seeks to provide long-term growth of capital, with income as a secondary objective.	The Fund seeks to provide long-term growth of capital.
MainStay Balanced Fund	The Fund seeks high total return.	The Fund seeks total return.
MainStay Common Stock Fund	The Fund seeks long-term growth of capital, with income as a secondary consideration.	The Fund seeks long-term growth of capital.
MainStay Government Fund	The Fund seeks a high level of current income, consistent with safety of principal.	The Fund seeks current income.
MainStay MAP Fund	The Fund seeks long-term appreciation of capital. The Fund also seeks to earn income but this is a secondary objective.	The Fund seeks long-term appreciation of capital.
MainStay ICAP Global Fund	The Fund seeks a superior total return.	The Fund seeks total return.
MainStay Intermediate Term Bond Fund	The Fund seeks to maximize total return, consistent with liquidity, moderate risk to principal and investment in debt securities.	The Fund seeks total return.
MainStay International Equity Fund

The Fund to provide long-term growth of capital, commensurate with an acceptable level of risk by investing in a portfolio consisting primarily of non U.S. equity securities.  Current income is a secondary objective.

The Fund seeks to provide long-term growth of capital.
MainStay Short Term Bond Fund	The Fund seeks to maximize total return, consistent with liquidity, preservation of capital and investment in short-term debt securities.	The Fund seeks total return.
MainStay Tax Free Bond Fund	The Fund seeks to provide a high level of current income free from regular federal income tax, consistent with the preservation of capital.	The Fund seeks current income exempt from regular federal income tax.

The revisions to each Fund���s investment objectives will not affect the respective Fund���s principal investment strategies or principal risks.  Shareholder approval of these changes is not required.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

MainStay MAP Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAPAX
MainStay MAP Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAPBX
MainStay MAP Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMPCX
MainStay MAP Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUBFX
MainStay MAP Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAPRX
MainStay MAP Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPRRX
MainStay MAP Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMAPX
MainStay MAP Fund | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSMIX